Associated entities and consolidated subsidiaries	12 Months Ended
Dec. 31, 2020
Associated entities and consolidated subsidiaries
Consolidated Subsidiaries

49. Associated entities and consolidated subsidiaries

a) Associated entities

		Place of	Percentage of
		incorporation and	direct
	Principal activity	operation	shareholding

Santander Merchant Platform Solutions México, S.A. de C.V.	Merchant Business	Mexico City	49%

Following is a summary of the financial information on the associated entity as of December 31, 2020:

2020

Current assets	502
Non-current assets	491
Current liabilities	(290)
Non-current liabilities	(25)
Net assets	678

2020

Revenue	1,834
Expenses	(1,464)
Operating profit before tax	370
Income tax	(7)
Profit for the year	363
Other comprehensive income	—
Total comprehensive income	363

As of December 31, 2020, the income accounted for using the equity method recognized in the consolidated income statement was 178 million pesos.

The table below provide the reconciliation of carrying amount of the investment in associated entities recognized in the consolidated balance sheet as of December 31, 2020:

2020

Reconciliation to carrying amount:
Net assets on investment date	315
Profit for the period	363
Closing net assets	678
Bank’s share in associated entity (percentage)	49%
Bank’s share in associated entity	332
Goodwill	669
Carrying amount as of December 31, 2020	1,001

COVID-19 pandemic did not trigger any indication that investments in associated entities may be impaired as of December 31, 2020.

b) Composition of the Bank

The subsidiaries of Banco Santander México, all of which have been included in the consolidated financial statements as of December 31, 2020, are as follows:

		Proportion of	Proportion of
		ownership interest	voting power
Name of subsidiary	Principal activity	held by the Bank	held by the Bank
Santander Consumo, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, Entidad Regulada	Credit card loans	99.99%	100%
Santander Inclusión Financiera, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, Entidad Regulada	Retail loans	99.99%	100%
Centro de Capacitación Santander, A.C.	Not-for-profit (Educational institute)	99.99%	100%
Fideicomiso 100740 Banco Santander, S.A.	Settlement trust	99.99%	100%
Fideicomiso GFSSLPT, Banco Santander, S.A.	Settlement trust	89.14%	100%
Santander Servicios Corporativos, S.A. de C.V.	Services	99.99%	100%
Santander Servicios Especializados, S.A. de C.V.	Services	99.99%	100%
Santander Tecnología México, S.A. de C.V.	Technology services	99.99%	100%
Fideicomiso Irrevocable F/00361	Settlement trust	99.99%	100%
Openbank Santander México, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, Entidad Regulada	Financial services	99.99%	100%

Until December 31, 2019, Banco Santander México had 99.99% of proportion of ownership interest held of Santander Vivienda and during 2019, Banco Santander México obtained the authorization to carry out a merger through absorption between Banco Santander México and Santander Vivienda with the former being the surviving entity and the latter being the merged entity (see Notes 3 and 29.d).

The total non-controlling interest recognized in the consolidated balance sheet as of December 31, 2020, amounts to 37 million pesos.

Information in respect to non-controlling interest is presented in Note 27.

c)   Significant restrictions

The Bank has the following significant restrictions on its ability to access or use the consolidated assets and settle the consolidated liabilities as of December 31, 2020:

•	Compulsory deposits with the Central Bank

Compulsory deposits relate to a minimum balance financial institutions are required to maintain with the Central Bank based on a percentage of deposits received by third parties. The amount of this compulsory deposit is 23,978 million pesos (see Note 6).

•	Reverse repurchase agreements

70,356 million pesos of debt instruments have been received as collateral in connection with reverse repurchase agreement transactions (see Notes 7 and 11).

•	Repurchase agreements

129,240 million pesos of Mexican government securities (M Bonds, BPATs, UMS and other debt securities) classified as financial assets at fair value through other comprehensive income have been pledged in connection with repurchase agreements transactions (see Note 8).

201,447 million pesos of debt instruments classified as financial assets at fair value through profit or loss have been pledged in connection with repurchase agreement transactions (see Note 8).

7,706 million pesos of BREMS R classified as financial assets at amortized cost have been pledged in connection with repurchase agreements transactions (see Note 8).

•	Debt instruments

3,688 million pesos of Special CETES in connection with the program of credit support and additional benefits to Mexican States and Municipalities and the support program for housing loan debtors, which can only be repurchased by the Central Bank (see Note 8).

7,785 million pesos of BREMS R that can only be acquired by Mexican banks through auctions carried out by the Central Bank as well as through repurchase agreement transactions between them or between Mexican banks as per the provisions established by the Central Bank (see Notes 3.4 and 8).

There were not Mexican Government Bonds pledged in connection with repurchase agreements transactions (see Note 8).

There were not Mexican Government Bonds pledged in connection with securities loan transactions (see Note 8).

•	Securities loans

10,729 million pesos of Mexican government securities (CETES and UDIBONDS) have been pledged in connection with securities loan transactions (see Note 8).

There are no equity instruments pledged in connection with securities loans transactions (see Note 9).

137 million pesos of equity instruments have been received in connection with securities loan transactions (see Note 9).

•	Collaterals in financial derivatives transactions traded in organized markets

4,123 million pesos of loans and advances to customers have been pledged in connection with financial derivatives traded in organized markets (see Note 11).

•	Collaterals in OTC financial derivatives transactions

27,954 million pesos of loans and advances to credit institutions have been pledged in connection with OTC financial derivatives transactions (see Note 7).

5,306 million pesos of debt instruments classified as financial assets at fair value through profit or loss have been pledged in connection with OTC financial derivatives transactions (see Note 8).

27,954 million pesos of deposits from credit institutions and customer deposits have been received in connection with OTC financial derivatives transactions (see Note 32).

5,483 million pesos of debt instruments have been received in connection with OTC financial derivatives transactions (see Note 32).

•	Earnings distribution

The Bank has restrictions on earnings distribution related to the legal reserve of 14,346 million pesos that include 11,217 million pesos in legal reserve of Banco Santander México on an individual basis (see Note 45). In addition, the Bank is restricted from distributing dividends that will result in non-compliance with minimum capitalization requirements established by the CNBV (see Note 30).

•	Loans to other entities within the Bank

The Bank granted a loan to Santander Consumo and Santander Inclusion Financiera for 38,500 million pesos and 343 million pesos, respectively, which were eliminated from the consolidated balance sheet for consolidation purposes.

d)  Financial support

The Bank did not give any financial support to a consolidated structured entity during 2019 and 2020.

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